Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Taxes
Schedule of income tax
	06.30.2026	06.30.2025	06.30.2024
Current income tax (i)	(144,652)	(117,165)	(45,217)
Deferred income tax	27,459	22,286	160,418
Income tax (i)	(117,193)	(94,879)	115,201

Schedule of statutory tax rate
Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Brazil	25% - 34%
Uruguay	25%
Bolivia	25%
USA	0% - 21%
Bermudas / British Virgin Islands / Cayman Islands	0%
Gibraltar	15%
Netherlands	19% - 25.8%

Schedule of reconcilation between income tax expense and calculated tax
	06.30.2026	06.30.2025	06.30.2024
Tax calculated at the tax rates applicable to profit in the respective countries (i)	(166,069)	(193,278)	(16,966)
Permanent differences:
Tax inflation adjustment	(10,521)	(29,831)	(164,338)
Share of profit of associates and joint ventures	8,672	15,596	43,374
Result from sale of participation in associates and joint ventures	-	(16,380)	(483)
Difference between provision and tax return (ii)	963	(4,995)	(33)
Fiscal transparency	(2,799)	(49,152)	(6,985)
Recovery of unrecognized tax loss carry-forwards	(44,970)	75,880	3,972
Non-taxable profit	61,332	43,973	73,214
Others	2,300	14,618	(12,812)
Inflation adjustment permanent difference	33,899	48,690	196,258
Income tax	(117,193)	(94,879)	115,201

Schedule of deferred tax assets and liabilities
	06.30.2026	06.30.2025
Deferred income tax assets to be recovered after more than 12 months	146,353	113,273
Deferred income tax assets to be recovered within 12 months	46,553	55,464
Deferred income tax assets	192,906	168,737
Deferred income tax liabilities to be settled after more than 12 months	(1,146,281)	(1,135,307)
Deferred income tax liabilities to be settled within 12 months	(165,200)	(169,484)
Deferred income tax liabilities	(1,311,481)	(1,304,791)
Total deferred income tax liabilities, net	(1,118,575)	(1,136,054)
	At the beginning	Business combinations (i)	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	At the end
June 30, 2026
Assets
Trade and other payables	24,347	-	-	524	-	24,871
Tax loss carry-forwards	79,490	-	(4,374)	22,183	-	97,299
Trade and other receivables	-	78	-	-	-	78
Others	64,243	1,353	(1,116)	5,872	-	70,352
Borrowings	657	-	-	(351)	-	306
Subtotal assets	168,737	1,431	(5,490)	28,228	-	192,906
Liabilities
Investment properties and property, plant and equipment	(1,100,764)	(3,567)	3,071	(61,560)	(8,051)	(1,170,871)
Biological assets	(31,652)	-	(138)	7,368	-	(24,422)
Trade and other receivables	(10,475)	-	-	(1,265)	-	(11,740)
Investments	(30,864)	-	-	11,285	-	(19,579)
Intangible assets	(3,913)	-	-	(1,038)	-	(4,951)
Tax inflation adjustment	(52,220)	-	-	51,878	-	(342)
Inventories	(34,593)	-	1,497	(7,241)	-	(40,337)
Others	(40,310)	-	1,267	(196)	-	(39,239)
Subtotal liabilities	(1,304,791)	(3,567)	5,697	(769)	(8,051)	(1,311,481)
Liabilities, net	(1,136,054)	(2,136)	207	27,459	(8,051)	(1,118,575)
	At the beginning	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	At the end
June 30, 2025
Assets
Trade and other payables	27,730	-	(3,383)	-	24,347
Tax loss carry-forwards	118,803	(3,914)	(35,399)	-	79,490
Others	46,274	(1,525)	19,494	-	64,243
Borrowings	308	-	349	-	657
Subtotal assets	193,115	(5,439)	(18,939)	-	168,737
Liabilities
Investment properties and property, plant and equipment	(1,080,977)	14,832	(34,381)	(238)	(1,100,764)
Biological assets	(37,559)	851	5,056	-	(31,652)
Trade and other receivables	(3,245)	-	(7,230)	-	(10,475)
Investments	(24,012)	-	(6,852)	-	(30,864)
Intangible assets	(26,181)	-	22,268	-	(3,913)
Tax inflation adjustment	(140,928)	-	88,708	-	(52,220)
Inventories	(29,339)	1,954	(7,208)	-	(34,593)
Others	(20,930)	(244)	(19,136)	-	(40,310)
Subtotal liabilities	(1,363,171)	17,393	41,225	(238)	(1,304,791)
Liabilities, net	(1,170,056)	11,954	22,286	(238)	(1,136,054)

Schedule of recognized tax loss carry forward
Jurisdiction	06.30.2026	Date of generation	Due date
Argentina	5,831	2022	2027
Argentina	3,388	2023	2028
Argentina	13,348	2024	2029
Argentina	5,512	2025	2030
Argentina	1,616	2026	2031
Brazil	229,722	2019-2026	Do not expire
Total cumulative tax loss carry-forwards	259,417